NOTE 8 - DERIVATIVE LIABILITY: Schedule of Change in Fair Value on Derivative (Tables)	Sep. 30, 2023
September 30, 2023
Schedule of Change in Fair Value on Derivative

The change in Level 3 financial instrument fair value is as follows:

Balance, December 31, 2021	$ 92,527
Issued during the months ended December 31, 2022	264,952
Derivative liabilities debt premium	(43,269)
Change in fair value recognized in operations	(212,199)
Converted during the months ended December 31, 2022	(0)
Balance, December 31, 2022	$ 102,011
Issued during the months ended September 30, 2023	145,067
Derivative liabilities debt discount	29,167
Change in fair value recognized in operations	(102,375)
Converted during the months ended September 30, 2023	(38,172)
Balance, September 30, 2023	$ 135,698